DEFINED CONTRIBUTION PLAN (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member]
Multiemployer Plan [Line Items]
Defined contribution plan	$ 6,385	¥ 45,330	¥ 38,816